Business Combination (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The following table reconciles the elements of the Business Combination, accounted for as a reverse recapitalization, to the Condensed Consolidated Statements of Cash Flows and the Condensed Consolidated Statements of Stockholders' Equity for the nine months ended September 30, 2021 (in thousands):

Reverse Recapitalization
Cash - South Mountain (net of redemptions and non-contingent expenses)	$240,670
Cash - PIPE investors	200,000
Cash electing shares of Legacy Billtrust shareholders	(90,061)
Fees to underwriters and other transaction costs	(20,200)
Net cash received from reverse recapitalization	330,409
Net assets acquired and other adjustments	255
Net contributions from reverse recapitalization	$330,664

The number of shares of Class 1 and Class 2 common stock of BTRS Holdings Inc. issued immediately following the consummation of the Business Combination, accounted for as a reverse recapitalization, is summarized as follows (in thousands):

Number of Shares
Common Stock outstanding prior to Business Combination	25,000
South Mountain founder shares	5,500
Redemption of South Mountain shares	(2)
Common stock of South Mountain	30,498
Shares issued from PIPE	20,000
Legacy Billtrust shareholders' shares purchased for cash	(9,006)
Recapitalization shares	41,492
Legacy Billtrust stockholders' shares	103,774
Total Shares	145,266

Schedule of Contingent Consideration Liabilities
The following table is a reconciliation of the liability balance at the Closing Date and the changes therein for the nine months ended September 30, 2021 (in thousands):

	Earnout Shares	Sponsor Vesting Shares	Total
Fair value on Closing Date	$191,095	$39,900	$230,995
Fair value adjustment (1)	8,246	1,780	10,026
Amount paid for tax withholding	(4,013)	—	(4,013)
Amount reclassified to equity	(195,328)	(41,680)	(237,008)
Ending balance, September 30, 2021	$—	$—	$—

(1)	Included in change in fair value of financial instruments and other income in the Condensed Consolidated Statements of Operations and Comprehensive Loss.